Equity - Common shares (Details) - shares shares in Thousands	Dec. 31, 2022	Nov. 22, 2022
Number of shares issued	428,375
Share Option plan
Number of shares issued	20,623
Investment agreement with Crescera
Number of shares issued	328,728
Rights Offering
Number of shares issued	79,024	926,206